Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Held-to-maturity debt securities			¥ 463,715
Long-term investments	¥ 3,035,155		3,202,828		$ 476,282
Long-term investments, Total losses	(168,079)	$ (26,375)	(73,199)	¥ (169,374)
Intangible assets, net			14,784
Equity investments without readily determinable fair value	2,344,786		2,641,845		367,948
Equity investments without readily determinable fair value	94,510	14,831	38,100	7,024
Fixed assets, net	1,344,784		1,393,467		211,026
Fixed assets, Total Gain/ (Losses)	0	0	(95,111)	¥ 0
Prepayments and other assets	2,905,690		2,699,423		$ 455,966
Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Mainland China film group – Licensed copyrights			(390,299)
Mainland China film group-Produced content			209,701
Produced content monetized on its own	160,989	25,263	205,462
Long-term investments, Total losses	(169,828)	(26,650)	(73,199)
Intangible assets, net, Total losses			(15,391)
Equity investments without readily determinable fair value	94,510	$ 14,831	38,100
Fixed assets, Total Gain/ (Losses)			(95,111)
Prepayments and other assets, Total Gain/ (Losses)			(48,423)
Quoted Prices in Active Market for Identical Assets (Level 1) | Fair Value Measurements, Recurring | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Money market fund			197,973
Quoted Prices in Active Market for Identical Assets (Level 1) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments at fair value with readily determinable fair value	31,738		39,750
Significant Other Observable Inputs (Level 2) | Fair Value Measurements, Recurring | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Time deposits	301,904		2,520,868
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	1,348,255		1,253,514
Held-to-maturity debt securities			2,104,660
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, current portion			4,966,667
Convertible senior notes, non-current portion	9,547,453		12,077,775
Significant Unobservable Inputs (Level 3) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Mainland China film group-Licensed copyrights			7,186,037
Mainland China film group-Produced content			4,124,114
Produced content monetized on its own	29,782		40,152
Long-term investments	423,161		0
Intangible assets, net			0
Equity investments without readily determinable fair value	110,760		102,251
Fixed assets, net			0
Prepayments and other assets			¥ 110,000
Significant Unobservable Inputs (Level 3) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	¥ 77,855